CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS(Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows From Financing Activities
Cash at beginning of the year	$ 7,706,240	$ 16,755,233
Twin Vee Powercarsco [Member]
Cash Flows From Operating Activities
Net loss	(6,019,824)	(9,864,298)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	179,493	1,022,894
Depreciation and amortization	1,287,048	1,300,697
Impairment of property & equipment	360,151	1,674,000
Loss on lease termination	57,903
Loss on sale of property & equipment	135,603	172,564
Gain on sale of R&D assets		(50,097)
Amortization of right-of-use asset	292,867	359,246
Net change in fair value of marketable securities		(5,204)
Change in inventory reserve	67,859	(293,059)
Accounts receivable	(312,993)	(49,384)
Inventories	(13,240)	1,884,449
Prepaid expenses and other current assets	(55,100)	(84,855)
Accounts payable	(805,007)	(441,124)
Accrued liabilities	(195,209)	120,470
Operating lease liabilities	(327,402)	(379,166)
Contract liabilities	217,887	(6,020)
Net cash used in operating activities	(5,129,964)	(4,638,887)
Cash Flows From Investing Activities
Security deposit	14,087	2,707
Realized gain on sale of marketable securities, available for sale		(35,210)
Net sales of investment in marketable securities		4,503,356
Proceeds from sale of property & equipment	52,478	6,000
Purchase of property and equipment	(2,016,927)	(5,044,742)
Net cash used in investing activities	(1,950,362)	(567,889)
Cash Flows From Financing Activities
Proceeds from issuance of common stock, net of fees of $444,899	2,555,101
Deferred offering costs	(151,088)
Finance lease payments	(110,239)	(190,565)
Net (used in) cash provided by financing activities	2,293,774	(190,565)
Net change in cash, cash equivalents and restricted cash	(4,786,552)	(5,397,341)
Cash at beginning of the year	7,706,240	16,755,233
Cash, cash equivalents and restricted cash at end of the period	2,919,688	11,357,892
Supplemental Cash Flow Information
Cash paid for interest	257,778	327,879
Non-Cash Investing and Financing Activities
Increase in the right-of-use asset and lease liability		31,572
Reconciliation to the Condensed Consolidated Balance Sheets
Cash and cash equivalents	2,704,571	11,144,929
Restricted cash	215,117	212,963
Total cash, cash equivalents and restricted cash	$ 2,919,688	$ 11,357,892